Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5020 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07078914

RECD S.E.C.
OCT 0 5 2007
1086

October 5, 2007

CONTINYS 1- 10306

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 10 2007
THOMSON FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc, American Depositary Shares, Series T (Each representing Non-cumulative Dollar Preference Shares, Series T) and Non-cumulative Dollar Preference Shares, Series T (application for the Non-cumulative Dollar Preference Shares, Series T is made for listing, not for trading, but only in connection with the registration of American Depositary Shares, Series T requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 1, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END